ACQUISITIONS (Details 4) - Jun. 30, 2021 - Complexity	USD ($)	CAD ($)
Statement [Line Items]
Estimated Fair Value Of Shares Issued	$ 18,535,546
Share Consideration Received	$ (8,500,000)
Acquisition Consideration		$ 10,035,546